Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Condensed Consolidated Statements of Cash Flows
Net assets of business acquired, cash	$ 170